Risks arising from financial instruments	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Risks arising from financial instruments

19. Risks arising from financial instruments

FINANCIAL ASSETS AND FINANCIAL LIABILITIES

Set out below is an overview of financial assets[1] held by the company at year-end:

Million US dollar	30 June 2019	31 December 2018
Debt instruments at amortized cost
Trade and other receivables	6 392	6 298
Debt instruments at fair value through OCI
Unquoted debt	25	24
Debt instruments at fair value through profit or loss
Quoted debt	87	87
Equity instruments at fair value through OCI
Unquoted companies	98	84
Financial assets at fair value through profit or loss
Derivatives not designated in hedge accounting relationships:
Interest rate swaps	17	9
Cross currency interest rate swaps	109	32
Other derivatives	36	20
Derivatives designated in hedge accounting relationships:
Foreign exchange forward contracts	120	191
Foreign currency futures	5	—
Commodities	35	54

	6 924	6 799
Of which:
Non-current	843	1 068
Current	6 081	5 731

[1]	Cash and short term deposits are not included in this overview.

Set out below is an overview of financial liabilities held by the company at year-end:

Million US dollar	30 June 2019	31 December 2018 restated
Financial liabilities at fair value through profit or loss
Derivatives not designated in hedge accounting relationships:
Equity swaps	2 657	4 877
Cross currency interest rate swaps	213	387
Other derivatives	10	456
Derivatives designated in hedge accounting relationships:
Foreign exchange forward contracts	172	132
Cross currency interest rate swaps	85	103
Interest rate swaps	8	56
Commodities	185	273
Other derivatives	90	56
Financial liabilities at amortized cost
Trade and other payables	20 316	20 658
Non-current interest-bearing loans and borrowings:
Secured bank loans	105	109
Unsecured bank loans	87	86
Unsecured bond issues	99 711	105 170
Unsecured other loans	62	57
Lease liabilities	1 707	1 575
Current interest-bearing loans and borrowings:
Secured bank loans	576	370
Unsecured bank loans	662	22
Unsecured bond issues	6 216	2 626
Unsecured other loans	12	14
Commercial paper	3 122	1 142
Bank overdrafts	105	114
Lease liabilities	376	410

	136 477	138 693
Of which:
Non-current	104 095	109 425
Current	32 382	29 268

DERIVATIVES

AB InBev’s activities expose it to a variety of financial risks: market risk (including currency risk, fair value interest rate risk, cash flow interest risk, commodity risk and equity risk), credit risk and liquidity risk. The company analyses each of these risks individually as well as on a combined basis and defines strategies to manage the economic impact on the company’s performance in line with its financial risk management policy.

The main derivative instruments used are foreign currency rate agreements, exchange traded foreign currency futures and options, interest rate swaps and forwards, cross currency interest rate swaps (“CCIRS”), exchange traded interest rate futures, commodity swaps, exchange traded commodity futures and equity swaps.

The table below provides an overview of the notional amounts of derivatives outstanding at 30 June 2019 and 31 December 2018 by maturity bucket.

	30 June 2019					31 December 2018
Million US dollar	< 1 year	1-2 years	2-3 years	3-5 years	> 5 years	< 1 year	1-2 years	2-3 years	3-5 years	> 5 years
Foreign currency
Forward exchange contracts	10 048	21	—	—	—	11 423	190	—	—	—
Foreign currency futures	691	—	—	—	—	648	—	—	—	—
Interest rate
Interest rate swaps	1 000	750	1 850	—	—	2 250	750	28	1 873	36
Cross currency interest rate swaps	39	19	4 300	2 100	677	1 807	51	16	6 464	681
Other interest rate derivatives	4	—	—	—	565	4	—	—	—	565
Commodities
Aluminum swaps	1 447	44	—	—	—	1 597	73	—	—	—
Other commodity derivatives	803	13	—	—	—	1 241	32	—	—	—
Equity
Equity derivatives	11 262	—	—	—	—	11 347	—	—	—	—

EQUITY PRICE RISK

AB InBev enters into derivatives to hedge the price risk on its shares when this could negatively impact future cash flows related to the share-based payments programs. AB InBev also hedges its exposure arising from shares issued in connection with the Modelo and SAB combination (see also Note 8 Finance cost and income and Note 15 Changes in equity and earnings per share). These derivatives do not qualify for hedge accounting and the changes in fair value are recorded in the profit or loss.

As of 30 June 2019, an exposure for an equivalent of 92.4m of AB InBev shares was hedged, resulting in a total gain of 2.2 billion US dollar recognized in the profit or loss account for the period, of which 1.1 billion US dollar related to the company’s share-based payment programs, 556m US dollar and 542m US dollar related to the Modelo and SAB transactions, respectively.

Between 2012 and 2019, AB InBev reset certain equity derivatives to market price with counterparties. This resulted in a net cash inflow of 2.9 billion US dollar between 2012 and 2019 and, accordingly, a decrease of counterparty risk.

LIQUIDITY RISK

Historically, AB InBev’s primary sources of cash flow have been cash flows from operating activities, the issuance of debt, bank borrowings and equity securities. AB InBev’s material cash requirements have included the following:

•	Debt servicing;

•	Capital expenditures;

•	Investments in companies;

•	Increases in ownership of AB InBev’s subsidiaries or companies in which it holds equity investments;

•	Share buyback programs; and

•	Payments of dividends and interest on shareholders’ equity.

The company believes that cash flows from operating activities, available cash and cash equivalents as well as short term investments, along with related derivatives and access to borrowing facilities, will be sufficient to fund capital expenditures, financial instrument liabilities and dividend payments going forward. It is the intention of the company to continue to reduce its financial indebtedness through a combination of strong operating cash flow generation and continued refinancing.

The following are the nominal contractual maturities of non-derivative financial liabilities including interest payments and derivative financial liabilities:

	30 June 2019
Million US dollar	Carrying amount[1]	Contractual cash flows	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years
Non-derivative financial liabilities
Secured bank loans	(681)	(687)	(580)	(41)	(15)	(22)	(29)
Commercial papers	(3 122)	(3 122)	(3 122)	—	—	—	—
Unsecured bank loans	(749)	(779)	(676)	(59)	(44)	—	—
Unsecured bond issues	(105 927)	(168 260)	(10 373)	(7 667)	(6 436)	(18 058)	(125 726)
Unsecured other loans	(74)	(108)	(17)	(19)	(11)	(6)	(55)
Lease liabilities	(2 083)	(2 627)	(462)	(478)	(370)	(508)	(809)
Bank overdraft	(105)	(105)	(105)	—	—	—	—
Trade and other payables	(23 797)	(24 152)	(21 783)	(462)	(1 158)	(334)	(415)

	(136 538)	(199 840)	(37 118)	(8 726)	(8 034)	(18 928)	(127 034)
Derivative financial liabilities
Interest rate derivatives	(45)	(46)	(71)	4	21	—	—
Foreign exchange derivatives	(58)	(61)	(61)	—	—	—	—
Cross currency interest rate swaps	(189)	(212)	121	120	(273)	(74)	(106)
Commodity derivatives	(150)	(149)	(150)	1	—	—	—
Equity derivatives	(2 657)	(2 657)	(2 657)	—	—	—	—

	(3 099)	(3 125)	(2 818)	125	(252)	(74)	(106)
Of which: related to cash flow hedges	(318)	(335)	(235)	3	2	2	(106)

[1]	“Carrying amount” refers to net book value as recognized in the balance sheet at each reporting date.

	31 December 2018 restated
Million US dollar	Carrying amount	Contractual cash flows	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years
Non-derivative financial liabilities
Secured bank loans	(479)	(496)	(383)	(39)	(15)	(27)	(32)
Commercial papers	(1 142)	(1 142)	(1 142)	—	—	—	—
Unsecured bank loans	(108)	(135)	(33)	(6)	(96)	—	—
Unsecured bond issues	(107 796)	(165 979)	(6 410)	(9 146)	(11 636)	(23 672)	(115 115)
Unsecured other loans	(71)	(110)	(19)	(22)	(12)	(12)	(45)
Lease liabilities	(1 985)	(2 591)	(508)	(391)	(325)	(467)	(900)
Bank overdraft	(114)	(114)	(114)	—	—	—	—
Trade and other payables	(24 345)	(24 722)	(22 557)	(260)	(1 060)	(333)	(512)

	(136 040)	(195 289)	(31 166)	(9 864)	(13 144)	(24 511)	(116 604)
Derivative financial liabilities
Interest rate derivatives	(84)	(86)	(39)	(19)	(8)	11	(31)
Foreign exchange derivatives	(391)	(401)	(419)	18	—	—	—
Cross currency interest rate swaps	(456)	(457)	(13)	113	129	(595)	(90)
Commodity derivatives	(225)	(225)	(222)	(3)	—	—	—
Equity derivatives	(4 877)	(4 877)	(4 877)	—	—	—	—

	(6 033)	(6 046)	(5 570)	109	121	(584)	(121)
Of which: related to cash flow hedges	(293)	(303)	(233)	17	2	2	(90)

FAIR VALUE

The following table summarizes for each type of derivative the fair values recognized as assets or liabilities in the balance sheet:

	Assets		Liabilities		Net
Million US dollar	30 June 2019	31 December 2018	30 June 2019	31 December 2018	30 June 2019	31 December 2018
Foreign currency
Forward exchange contracts	120	191	(182)	(586)	(62)	(395)
Foreign currency futures	5	7	(1)	(3)	4	4
Interest rate
Interest rate swaps	17	9	(8)	(27)	9	(18)
Cross currency interest rate swaps	109	32	(298)	(489)	(189)	(457)
Other interest rate derivatives	36	20	(90)	(86)	(54)	(66)
Commodities
Aluminum swaps	4	23	(134)	(172)	(130)	(149)
Sugar futures	—	—	(1)	(8)	(1)	(8)
Wheat futures	11	13	(5)	(11)	6	2
Energy	1	4	(28)	(54)	(27)	(50)
Other commodity derivatives	19	8	(17)	(28)	2	(20)
Equity
Equity derivatives	—	—	(2 657)	(4 877)	(2 657)	(4 877)

	322	307	(3 421)	(6 340)	(3 099)	(6 033)
Of which:
Non-current	91	10	(614)	(805)	(523)	(795)
Current	231	297	(2 807)	(5 535)	(2 576)	(5 238)

As required by IFRS 13 Fair Value Measurement, the following table provides an analysis of financial instruments that are measured subsequent to initial recognition at fair value, grouped into levels 1 to 3 based on the degree to which the fair value is observable.

•	Level 1 fair value measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities.

•

Level 2 fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).

•	Level 3 fair value measurements are those derived from valuation techniques for which the lowest level of input that is significant to the fair value measurement is unobservable.

The table sets out the fair value hierarchy based on the degree to which significant market inputs are observable:

Fair value hierarchy 30 June 2019 Million US dollar	Quoted (unadjusted) prices - level 1	Observable market inputs - level 2	Unobservable market inputs - level 3
Financial Assets
Held for trading (non-derivatives)	—	9	—
Derivatives at fair value through profit and loss	—	73	—
Derivatives in a cash flow hedge relationship	10	144	5
Derivatives in a fair value hedge relationship	—	43	—
Derivatives in a net investment hedge relationship	—	47	—

	10	316	5
Financial Liabilities
Deferred consideration on acquisitions at fair value	—	—	1 754
Derivatives at fair value through profit and loss	—	2 844	—
Derivatives in a cash flow hedge relationship	3	474	—
Derivatives in a fair value hedge relationship	—	100	—
Derivatives in a net investment hedge relationship	—	—	—

	3	3 418	1 754

Fair value hierarchy 31 December 2018 Million US dollar	Quoted (unadjusted) prices - level 1	Observable market inputs - level 2	Unobservable market inputs - level 3
Financial Assets
Held for trading (non-derivatives)	3	9	—
Derivatives at fair value through profit and loss	—	67	—
Derivatives in a cash flow hedge relationship	7	225	—
Derivatives in a fair value hedge relationship	—	33	—
Derivatives in a net investment hedge relationship	—	14	—

	10	348	—
Financial Liabilities
Deferred consideration on acquisitions at fair value	—	—	1 409
Derivatives at fair value through profit and loss	—	5 699	—
Derivatives in a cash flow hedge relationship	18	507	—
Derivatives in a fair value hedge relationship	—	125	—
Derivatives in a net investment hedge relationship	—	31	—

	18	6 362	1 409

NON-DERIVATIVE FINANCIAL LIABILITIES

As part of the 2012 shareholders agreement between Ambev and ELJ, following the acquisition of Cervecería Nacional Dominicana S.A. (“CND”), a forward-purchase contract (i.e. combination of a written put option and purchased call option) is in place which may result in Ambev acquiring additional shares in CND. In January 2018, ELJ partially exercised its option to sell approximately 30% of the shares of CND for an amount of 0.9 billion US dollar, resulting in Ambev’s participation in CND increasing from 55% to 85%. As of 30 June 2019, the put option on the remaining shares held by ELJ was valued at 0.6 billion US dollar (2018: 0.6 billion US dollar after the exercise of the put option by ELJ) and recognized as a deferred consideration on acquisitions at fair value in “level 3” category above. The fair value of such deferred consideration is calculated based on using present value techniques, namely by discounting futures cash flows at the appropriate rate.

INTEREST RATE RISK

The company applies a dynamic interest rate hedging approach whereby the target mix between fixed and floating rate debt is reviewed periodically. The purpose of AB InBev’s policy is to achieve an optimal balance between cost of funding and volatility of financial results, while taking into account market conditions as well as AB InBev’s overall business strategy.

Fair value hedges

US dollar fixed rate bond hedges (interest rate risk on borrowings in US dollar)

The company manages and reduces the impact of changes in the US dollar interest rates on the fair value of certain fixed rate bonds with an aggregate principal amount of 1.0 billion US dollar through fixed/floating interest rate swaps. These derivative instruments have been designated in a fair value hedge accounting relationship.

Cash flow hedges

Pound sterling bond hedges (foreign currency risk + interest rate risk on borrowings in pound sterling)

In September 2013, the company issued a pound sterling bond for 500m pound sterling at a rate of 4.00% per year and maturing in September 2025. The impact of changes in the pound sterling exchange rate and interest rate on this bond is managed and reduced through pound sterling fixed/euro fixed cross currency interest rate swaps. These derivative instruments have been designated in a cash flow hedge accounting.

Interest rate sensitivity analysis

The table below reflects the effective interest rates of interest-bearing financial liabilities at balance sheet date as well as the currency in which the debt is denominated.

30 June 2019	Before hedging		After hedging
Interest-bearing financial liabilities Million US dollar	Effective interest rate	Amount	Effective interest rate	Amount
Floating rate
Australian dollar	2.35%	210	2.35%	210
Brazilian real	9.46%	44	6.41%	44
Canadian dollar	2.50%	397	2.50%	397
Euro	0.17%	3 782	0.17%	3 784
US dollar	3.17%	1 023	3.48%	4 621
Other	10.05%	1 130	10.05%	1 130

		6 586		10 186
Fixed rate
Australian dollar	3.70%	1 641	3.70%	1 641
Brazilian real	10.02%	552	10.02%	552
Canadian dollar	3.36%	2 019	3.36%	2 019
Euro	1.71%	29 005	1.60%	30 169
Pound sterling	3.83%	4 141	3.80%	3 513
South Korean won	—	—	2.45%	1 000
US dollar	4.64%	68 633	4.81%	63 497
Other	6.45%	164	6.45%	164

		106 155		102 555

31 December 2018	Before hedging		After hedging
Interest-bearing financial liabilities Million US dollar (restated)	Effective interest rate	Amount	Effective interest rate	Amount
Floating rate
Australian dollar	2.95%	214	2.95%	214
Brazilian real	9.13%	61	6.86%	133
Canadian dollar	3.66%	190	3.38%	206
Euro	0.24%	3 138	0.24%	3 138
US dollar	1.94%	1 399	2.21%	2 638
Other	7.19%	709	7.19%	709

		5 711		7 038
Fixed rate
Australian dollar	3.22%	1 951	3.22%	1 951
Brazilian real	11.51%	525	12.13%	453
Canadian dollar	3.23%	1 942	3.23%	1 942
Euro	1.80%	28 217	1.65%	36 044
Pound sterling	3.82%	4 218	3.79%	3 586
South Korean won	—	—	2.45%	1 000
US dollar	4.28%	68 820	4.66%	59 370
Other	8.43%	311	8.43%	311

		105 984		104 656

At 30 June 2019, the total carrying amount of the floating and fixed rate interest-bearing financial liabilities before hedging as listed above includes bank overdrafts of 105m US dollar.

OFFSETTING FINANCIAL ASSETS AND LIABILITIES

The following financial assets and liabilities are subject to offsetting, enforceable master netting agreements and similar agreements:

	30 June 2019
Million US dollar	Gross amount	Net amount recognized in the statement of financial position[1]	Other offsetting agreements[2]	Total net amount
Derivative assets	322	322	(312)	10
Derivative liabilities	(3 421)	(3 421)	312	(3 109)

[1]	Net amount recognized in the statement of financial position after taking into account offsetting agreements that meet the offsetting criteria as per IFRS rules
[2]	Other offsetting agreements include collateral and other guarantee instruments, as well as offsetting agreements that do not meet the offsetting criteria as per IFRS rules

	31 December 2018
Million US dollar	Gross Amount	Net amount recognized in the statement of financial position[1]	Other offsetting agreements[2]	Total net amount
Derivative assets	307	307	(293)	13
Derivative liabilities	(6 340)	(6 340)	293	(6 046)